Financial Information of VIEs (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 31,068,977	$ 21,088,503	$ 33,596,096
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 1,189,024	$ 1,044,492